9. RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 9 - RELATED PARTY TRANSACTIONS AND BALANCES

During the year ended December 31, 2011 the Company advanced $25,000 to a management firm managed by the Company’s CEO and this amount was outstanding as at September 30, 2012. This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the nine months ended September 30, 2012 the Company incurred $22,500 in management fees and $7,355 in rent expense to the  management firm managed by the Company’s CEO (2011: $7,500) with such costs being recorded as general and administrative costs. As at September 30, 2012, the Company owed $17,086 including unreimbursed expenses to this firm (2011: $Nil).

During the nine months ended September 30, 2012 the Company incurred $278,979 in management fees to officers and directors of the Company (2011: $128,511) with such costs being recorded as general and administrative costs.

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.

During the year ended December 31, 2011 the Company advanced $25,000 at December 31, 2011 to a management firm managed by the Company’s CEO (2010: $0). This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the year ended December 31, 2010 a former officer provided $10,078 in advances to the Company and this amount was owing as at December 31, 2010. This amount was assumed by previous management during the year ended December 31, 2011 in connection with the acquisition of an option to purchase a mineral property.

During the year ended December 31, 2011 the Company incurred $30,000 (2010: $0) in management fees to a former officer and director.

During the year ended December 31, 2011 the Company incurred $15,000 in management fees and $7,355 in rent expense to a management firm managed by the Company’s CEO (2010: $0) with such costs being recorded as general and administrative costs. As at December 31, 2011, the Company owed $430 including unreimbursed expenses to this firm (2010: $0).

During the year ended December 31, 2011 the Company incurred $194,797 in management fees to officers and director of the Company (2010: $0) with such costs being recorded as general and administrative costs. As at December 31, 2011, the Company owed $217 in unreimbursed expenses to an officer (2010: $0).

During the year ended December 31, 2011 the Company incurred $10,000 in management fees to a director (2010: $0) with such costs being recorded as general and administrative costs.

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.